Loans - Summary of Allowance for Credit Losses under IFRS 9 (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about borrowings [line items]
Balance at end of year	$ 1,639
Loans	1,639	$ 1,618
IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
Balance at end of year	1,741
Loans	1,639
Undrawn credit facilities and other off-balance sheet exposures	102
Residential mortgages [member] | IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	222
Originations net of repayments and other derecognitions	(12)
Changes in model	21
Net remeasurement	48
Transfers to 12-month ECL	0
Transfers to lifetime ECL performing	0
Transfers to lifetime ECL credit-impaired	0
Provision for (reversal of) credit losses	57
Write-offs	(54)
Recoveries	0
Interest income on impaired loans	(10)
Foreign exchange and other	(1)
Balance at end of year	214	222
Personal [member] | IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	476
Originations net of repayments and other derecognitions	7
Changes in model	(2)
Net remeasurement	331
Transfers to 12-month ECL	0
Transfers to lifetime ECL performing	0
Transfers to lifetime ECL credit-impaired	0
Provision for (reversal of) credit losses	336
Write-offs	(368)
Recoveries	58
Interest income on impaired loans	(3)
Foreign exchange and other	(1)
Balance at end of year	498	476
Credit card [member] | IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	514
Originations net of repayments and other derecognitions	(24)
Changes in model	2
Net remeasurement	372
Transfers to 12-month ECL	0
Transfers to lifetime ECL performing	0
Transfers to lifetime ECL credit-impaired	0
Provision for (reversal of) credit losses	350
Write-offs	(512)
Recoveries	120
Interest income on impaired loans	0
Foreign exchange and other	0
Balance at end of year	472	514
Business and government [member] | IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	588
Originations net of repayments and other derecognitions	(6)
Changes in model	(17)
Net remeasurement	150
Transfers to 12-month ECL	0
Transfers to lifetime ECL performing	0
Transfers to lifetime ECL credit-impaired	0
Provision for (reversal of) credit losses	127
Write-offs	(116)
Recoveries	12
Interest income on impaired loans	(10)
Foreign exchange and other	(44)
Balance at end of year	557	588
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member] | IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
Balance at end of year	499
Loans	450
Undrawn credit facilities and other off-balance sheet exposures	49
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member] | IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	28
Originations net of repayments and other derecognitions	7
Changes in model	(2)
Net remeasurement	(25)
Transfers to 12-month ECL	20
Transfers to lifetime ECL performing	(1)
Transfers to lifetime ECL credit-impaired	0
Provision for (reversal of) credit losses	(1)
Write-offs	0
Recoveries	0
Interest income on impaired loans	0
Foreign exchange and other	0
Balance at end of year	27	28
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member] | IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	164
Originations net of repayments and other derecognitions	34
Changes in model	(2)
Net remeasurement	(116)
Transfers to 12-month ECL	151
Transfers to lifetime ECL performing	(40)
Transfers to lifetime ECL credit-impaired	0
Provision for (reversal of) credit losses	27
Write-offs	0
Recoveries	0
Interest income on impaired loans	0
Foreign exchange and other	(1)
Balance at end of year	190	164
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member] | IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	101
Originations net of repayments and other derecognitions	0
Changes in model	0
Net remeasurement	(143)
Transfers to 12-month ECL	179
Transfers to lifetime ECL performing	(35)
Transfers to lifetime ECL credit-impaired	0
Provision for (reversal of) credit losses	1
Write-offs	0
Recoveries	0
Interest income on impaired loans	0
Foreign exchange and other	0
Balance at end of year	102	101
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member] | IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	234
Originations net of repayments and other derecognitions	19
Changes in model	(11)
Net remeasurement	(109)
Transfers to 12-month ECL	66
Transfers to lifetime ECL performing	(21)
Transfers to lifetime ECL credit-impaired	(1)
Provision for (reversal of) credit losses	(57)
Write-offs	0
Recoveries	0
Interest income on impaired loans	0
Foreign exchange and other	3
Balance at end of year	180	234
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
Balance at end of year	760
Loans	707
Undrawn credit facilities and other off-balance sheet exposures	53
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	43
Originations net of repayments and other derecognitions	(6)
Changes in model	1
Net remeasurement	13
Transfers to 12-month ECL	(16)
Transfers to lifetime ECL performing	9
Transfers to lifetime ECL credit-impaired	(2)
Provision for (reversal of) credit losses	(1)
Write-offs	0
Recoveries	0
Interest income on impaired loans	0
Foreign exchange and other	2
Balance at end of year	44	43
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	202
Originations net of repayments and other derecognitions	(22)
Changes in model	0
Net remeasurement	148
Transfers to 12-month ECL	(148)
Transfers to lifetime ECL performing	49
Transfers to lifetime ECL credit-impaired	(31)
Provision for (reversal of) credit losses	(4)
Write-offs	0
Recoveries	0
Interest income on impaired loans	0
Foreign exchange and other	1
Balance at end of year	199	202
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	413
Originations net of repayments and other derecognitions	(24)
Changes in model	2
Net remeasurement	370
Transfers to 12-month ECL	(179)
Transfers to lifetime ECL performing	35
Transfers to lifetime ECL credit-impaired	(247)
Provision for (reversal of) credit losses	(43)
Write-offs	0
Recoveries	0
Interest income on impaired loans	0
Foreign exchange and other	0
Balance at end of year	370	413
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	150
Originations net of repayments and other derecognitions	(10)
Changes in model	(7)
Net remeasurement	72
Transfers to 12-month ECL	(60)
Transfers to lifetime ECL performing	25
Transfers to lifetime ECL credit-impaired	(24)
Provision for (reversal of) credit losses	(4)
Write-offs	0
Recoveries	0
Interest income on impaired loans	0
Foreign exchange and other	1
Balance at end of year	147	150
Stage 3 [member] | Financial instruments credit-impaired [member] | IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
Loans	482
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
Balance at end of year	482
Loans	482
Undrawn credit facilities and other off-balance sheet exposures	0
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	151
Originations net of repayments and other derecognitions	(13)
Changes in model	22
Net remeasurement	60
Transfers to 12-month ECL	(4)
Transfers to lifetime ECL performing	(8)
Transfers to lifetime ECL credit-impaired	2
Provision for (reversal of) credit losses	59
Write-offs	(54)
Recoveries	0
Interest income on impaired loans	(10)
Foreign exchange and other	(3)
Balance at end of year	143	151
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	110
Originations net of repayments and other derecognitions	(5)
Changes in model	0
Net remeasurement	299
Transfers to 12-month ECL	(3)
Transfers to lifetime ECL performing	(9)
Transfers to lifetime ECL credit-impaired	31
Provision for (reversal of) credit losses	313
Write-offs	(368)
Recoveries	58
Interest income on impaired loans	(3)
Foreign exchange and other	(1)
Balance at end of year	109	110
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	0
Originations net of repayments and other derecognitions	0
Changes in model	0
Net remeasurement	145
Transfers to 12-month ECL	0
Transfers to lifetime ECL performing	0
Transfers to lifetime ECL credit-impaired	247
Provision for (reversal of) credit losses	392
Write-offs	(512)
Recoveries	120
Interest income on impaired loans	0
Foreign exchange and other	0
Balance at end of year	0	0
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	204
Originations net of repayments and other derecognitions	(15)
Changes in model	1
Net remeasurement	187
Transfers to 12-month ECL	(6)
Transfers to lifetime ECL performing	(4)
Transfers to lifetime ECL credit-impaired	25
Provision for (reversal of) credit losses	188
Write-offs	(116)
Recoveries	12
Interest income on impaired loans	(10)
Foreign exchange and other	(48)
Balance at end of year	$ 230	$ 204